Fair Value Measurements (Details Narrative)		3 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2020 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative cash liability		$ 606,000,000		$ 180,000,000
Derivative Liability, Current		$ 9,124,756		$ 9,399,620
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.00	$ 0.25		$ 0.25
Warrants and Rights Outstanding, Term			2 years 10 months			3 years
Proceeds from Issuance of Warrants	$ 20,925
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			8.00			8.00
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			183.25			187.40
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.28			0.48
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0			0
Argyll Entertainment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 8.00	$ 8.00
Fair Value Adjustment of Warrants			$ 3,387,218		$ 5,488,171
Derivative Liability, Subject to Master Netting Arrangement, before Offset			$ 2,100,953	$ 7,480,000
Proceeds from Issuance of Warrants				15,480,000
Proceeds from Warrant Exercises				$ 8,000,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1,000,000
Derivative Liability, Subject to Master Netting Arrangement, before Offset				$ 2,738,095